Property, plant and equipment - Changes in property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 82,201
Property, plant and equipment at end of period	109,057	R$ 82,201
Outflows of cash from investing activities	44,446
Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	167,584	146,330
Addition	48,923	21,257
Addition - acquisition	15,933	2,524
IAS 29	(749)	856
Write-offs	(23,276)	(3,383)
Transfers	90
Foreign exchange	(28)
Property, plant and equipment at end of period	208,477	167,584
Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(85,383)	(72,057)
Addition	(25,986)	(14,724)
Addition - acquisition	(5,569)	(729)
Write-offs	17,976	2,127
Transfers	(414)
Foreign exchange	(44)
Property, plant and equipment at end of period	(99,420)	(85,383)
Computers and electronics
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	21,611
Property, plant and equipment at end of period	58,150	21,611
Computers and electronics | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	58,270	44,908
Addition	38,801	13,000
Addition - acquisition	15,621	1,001
IAS 29	(573)	179
Write-offs	(5,016)	(818)
Transfers	9,937
Foreign exchange	11
Property, plant and equipment at end of period	R$ 117,051	58,270
Computers and electronics | Accumulated depreciation/amortization
Property, plant and equipment
Depreciation rate	20.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ (36,659)	(31,381)
Addition	(15,560)	(5,541)
Addition - acquisition	(5,420)	(414)
Write-offs	4,228	677
Transfers	(5,461)
Foreign exchange	(29)
Property, plant and equipment at end of period	(58,901)	(36,659)
Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	4,308
Property, plant and equipment at end of period	4,081	4,308
Vehicles | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,745	9,580
Addition	1,694	1,729
Addition - acquisition	84
IAS 29	(36)	10
Write-offs	(3,333)	(1,574)
Transfers	13
Foreign exchange	12
Property, plant and equipment at end of period	R$ 8,179	9,745
Vehicles | Accumulated depreciation/amortization
Property, plant and equipment
Depreciation rate	20.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ (5,437)	(4,772)
Addition	(1,601)	(1,811)
Addition - acquisition	(74)
Write-offs	3,021	1,146
Transfers	2
Foreign exchange	(9)
Property, plant and equipment at end of period	(4,098)	(5,437)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,629
Property, plant and equipment at end of period	6,251	9,629
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	16,447	14,420
Addition	1,667	1,452
Addition - acquisition	163	666
IAS 29	(23)	15
Write-offs	(4,224)	(106)
Transfers	(4,145)
Foreign exchange	34
Property, plant and equipment at end of period	R$ 9,919	16,447
Furniture and fixtures | Accumulated depreciation/amortization
Property, plant and equipment
Depreciation rate	10.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ (6,818)	(5,341)
Addition	(1,578)	(1,316)
Addition - acquisition	(56)	(178)
Write-offs	3,419	17
Transfers	1,395
Foreign exchange	(30)
Property, plant and equipment at end of period	(3,668)	(6,818)
Facilities, machinery and equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	19,668
Property, plant and equipment at end of period	14,111	19,668
Facilities, machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	36,810	35,179
Addition	3,009	1,551
Addition - acquisition	49	403
IAS 29	(21)
Write-offs	(10,667)	(323)
Transfers	(5,344)
Foreign exchange	(6)
Property, plant and equipment at end of period	R$ 23,830	36,810
Facilities, machinery and equipment | Accumulated depreciation/amortization
Property, plant and equipment
Depreciation rate	10.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ (17,142)	(13,949)
Addition	(3,875)	(3,220)
Addition - acquisition	(12)	(96)
Write-offs	7,272	123
Transfers	4,040
Foreign exchange	(2)
Property, plant and equipment at end of period	(9,719)	(17,142)
Leasehold improvements
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	23,433
Property, plant and equipment at end of period	22,047	23,433
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	41,956	37,887
Addition	2,754	1,256
Addition - acquisition	16	454
IAS 29	(96)	652
Write-offs	(36)	(560)
Transfers	(371)	2,267
Foreign exchange	(79)
Property, plant and equipment at end of period	R$ 44,144	41,956
Leasehold improvements | Accumulated depreciation/amortization
Property, plant and equipment
Depreciation rate	10.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ (18,523)	(15,945)
Addition	(3,239)	(2,701)
Addition - acquisition	(7)	(41)
Write-offs	36	164
Transfers	(390)
Foreign exchange	26
Property, plant and equipment at end of period	(22,097)	(18,523)
Asset under development
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at end of period	998
Asset under development | Cost
Reconciliation of changes in property, plant and equipment
Addition	998	2,267
Transfers		(2,267)
Property, plant and equipment at end of period	998
Real estate
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,546
Property, plant and equipment at end of period	2,413	2,546
Real estate | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	3,350	3,350
Property, plant and equipment at end of period	R$ 3,350	3,350
Real estate | Accumulated depreciation/amortization
Property, plant and equipment
Depreciation rate	4.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ (804)	(669)
Addition	(133)	(135)
Property, plant and equipment at end of period	(937)	(804)
Land and others
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,006
Property, plant and equipment at end of period	1,006	1,006
Land and others | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,006	1,006
Addition		2
Write-offs		(2)
Property, plant and equipment at end of period	R$ 1,006	R$ 1,006